Nature of the Business and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Nature of the Business and Basis of Presentation
Nature of the Business and Basis of Presentation

1.Nature of the Business and Basis of Presentation

Tvardi Therapeutics, Inc. and subsidiaries (Tvardi or the Company) is a Delaware corporation headquartered in Houston, Texas. The Company is a clinical-stage biopharmaceutical company focused on the development of novel, oral, small molecule therapies targeting STAT3 to treat fibrosis-driven diseases with significant unmet need. Based upon its founder’s seminal work and deep understanding of the transcription factor STAT3, the Company has designed an innovative approach to directly inhibit STAT3, a highly validated, yet historically undruggable target. Leveraging this expertise, the Company is developing a pipeline of STAT3 inhibitors with a differentiated mechanism of action and convenient oral dosing. The Company’s lead product candidate, TTI-101, is currently in Phase 2 clinical development for the treatment of fibrosis-driven diseases, with an initial focus on idiopathic pulmonary fibrosis and hepatocellular carcinoma. The Company’s second product candidate, TTI-109, is also an oral, small molecule STAT3 inhibitor that is structurally related to, yet chemically distinct from, TTI-101 and is designed to enhance the Company’s ability to target STAT3.

Merger

On December 17, 2024, the Delaware corporation formerly known as Tvardi Therapeutics, Inc. (Legacy Tvardi) entered into an agreement and plan of merger and reorganization (the Merger Agreement) with Cara Therapeutics, Inc. (Cara), and CT Convergence Merger Sub, Inc., a wholly-owned subsidiary of Cara (Merger Sub), pursuant to which Merger Sub merged with and into Legacy Tvardi, with Legacy Tvardi surviving the Merger as a wholly-owned subsidiary of Cara (such transaction, the Merger). Upon the closing of the Merger on April 15, 2025, Cara changed its corporate name to Tvardi Therapeutics, Inc. and Legacy Tvardi’s business continued as the business of the Company. Unless otherwise indicated or the context otherwise requires, references in these notes to condensed consolidated financial statements to “Tvardi” and “the Company” refer to the business and operations of Legacy Tvardi prior to the Merger and to Tvardi Therapeutics, Inc. and its consolidated subsidiaries following the Merger. See Note 3, Merger Agreement, for additional information on the Merger.

Risks and Uncertainties

The Company is subject to risks and uncertainties common to early-stage companies in the biopharmaceutical industry, including, but not limited to, successful development of TTI-101 and TTI-109, the development of new technological innovations by competitors, dependence on key personnel, the ability to attract and retain qualified employees, protection of proprietary technology, compliance with governmental regulations and the ability to secure additional capital to fund operations and commercial success of TTI-101 and TTI-109. There can be no assurance that the Company’s research and development will be successfully completed, that adequate protection for the Company’s intellectual property will be maintained, that any therapeutic products developed will obtain required regulatory approval or that any approved or consumer products will be commercially viable. Even if the Company’s development efforts are successful, it is uncertain when, if ever, the Company will generate significant product sales.

Additionally, the Company is subject to risks and uncertainties as a result of global business, political and macroeconomic events and conditions, including increasing financial market volatility and uncertainty, inflation, interest rate fluctuations, uncertainty with respect to the federal budget and debt ceiling and potential government shutdowns related thereto, potential instability in the global banking system, cybersecurity events, the impact of war or military conflict, including regional conflicts around the world, and public health pandemics. The extent to which business, political and macroeconomic factors, including increasing financial market volatility and uncertainty, will impact the Company’s business will depend on future developments that are highly uncertain and cannot be predicted at this time.

Liquidity and Going Concern

The accompanying condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.

As of June 30, 2025, the Company had cash and cash equivalents and short-term investments of $20.6 million and $20.3 million, respectively, which included approximately $23.9 million in net assets acquired from the consummation of the Merger Agreement (as further discussed in Note 3, Merger Agreement) in April 2025. Since inception, the Company has incurred net operating losses and negative cash flows from operations. During the six months ended June 30, 2025, the Company incurred a net loss of $5.4 million and used $13.6 million of cash in operating activities during the six months ended June 30, 2025. As of June 30, 2025, the Company had an accumulated deficit of $97.6 million. The Company expects to continue to incur significant operating losses for the foreseeable future and may never become profitable. Losses are expected to continue as the Company continues to invest in research and development activities. The assessment of the Company’s ability to meet its future obligations is inherently judgmental, subjective and susceptible to change. Given the inherent uncertainties in the forecast, the Company considered both quantitative and qualitative factors that are known or reasonably knowable as of the date that these condensed consolidated financial statements are issued and concluded that there are conditions present in the aggregate that raise substantial doubt about the Company’s ability to continue as a going concern.

To date, the Company has no products approved for marketing and sale and it has not yet recorded any revenue from product sales. The Company’s ability to achieve profitability is dependent on its ability to successfully develop its compounds, conduct clinical trials, obtain regulatory approvals, and support commercialization activities for its product candidates. Any products developed will require approval of the U.S. Food and Drug Administration (FDA) or a foreign regulatory authority prior to commercial sale.

Since inception, the Company has relied primarily on sales of redeemable convertible preferred stock and issuance of convertible debt to fund its operations. The Company’s product candidates are still in the early stages of development, and substantial additional financing will be needed by the Company to fund its operations and ongoing research and development efforts prior to the commercialization of its product candidates.

The Company also completed the Merger in April 2025. Significant additional funding is necessary to maintain current operations and to advance the Company’s research and development activities. The Company plans to seek additional funding through equity offerings or debt financings, credit or loan facilities, and strategic alliances and licensing arrangements. The Company’s ability to access capital when and in the amount needed is not assured. As a result, the Company has concluded that management’s plans do not alleviate substantial doubt about the Company’s ability to continue as a going concern.

The accompanying condensed consolidated financial statements do not reflect any adjustments relating to the recoverability and reclassifications of assets and liabilities that might be necessary if the Company is unable to continue as a going concern.

Basis of Presentation

The accompanying condensed consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The accompanying condensed consolidated financial statements represent the accounts of the Company as a result of the consummation of the Merger in April 2025. All intercompany balances and transactions have been eliminated.

The condensed consolidated financial statements reflect all adjustments (consisting of normal recurring adjustments) necessary to present fairly the financial position of the Company as of June 30, 2025, and results of operations and cash flows for all periods presented. The interim results presented are not necessarily indicative of results that can be expected for the full year ending December 31, 2025.

1.Nature of the Business and Basis of Presentation

Tvardi Therapeutics, Inc., Tvardi or the Company, incorporated on December 20, 2017, is a Delaware Corporation headquartered in Houston, Texas. The Company is a clinical-stage, biopharmaceutical company focused on the development of novel, oral, small molecule therapies targeting STAT3 to treat fibrosis-driven diseases with significant unmet need. Based upon its founder’s seminal work and deep understanding of the transcription factor, STAT3, the Company has designed an innovative approach to directly inhibit STAT3, a highly validated, yet historically undruggable target. Leveraging this expertise, the Company is developing a pipeline of STAT3 inhibitors with a differentiated mechanism of action and convenient oral dosing. The Company’s lead product candidate, TTI-101, is currently in Phase 2 clinical development for the treatment of fibrosis-driven diseases, with an initial focus on idiopathic pulmonary fibrosis, IPF and hepatocellular carcinoma, HCC.

Risks and Uncertainties

The Company is subject to risks and uncertainties common to early-stage companies in the biopharmaceutical industry, including, but not limited to, successful development of TTI-101 and TTI-109, the development of new technological innovations by competitors, dependence on key personnel, the ability to attract and retain qualified employees, protection of proprietary technology, compliance with governmental regulations and the ability to secure additional capital to fund operations and commercial success of TTI-101 and TTI-109. There can be no assurance that the Company’s research and development will be successfully completed, that adequate protection for the Company’s intellectual property will be maintained, that any therapeutic products developed will obtain required regulatory approval or that any approved or consumer products will be commercially viable. Even if the Company’s development efforts are successful, it is uncertain when, if ever, the Company will generate significant product sales.

Additionally, the Company is subject to risks and uncertainties as a result of global business, political and macroeconomic events and conditions, including increasing financial market volatility and uncertainty, inflation, interest rate fluctuations, uncertainty with respect to the federal budget and debt ceiling and potential government shutdowns related thereto, potential instability in the global banking system, cybersecurity events, the impact of war or military conflict, including regional conflicts around the world, and public health pandemics. The extent to which business, political and macroeconomic factors, including increasing financial market volatility and uncertainty, will impact the Company’s business will depend on future developments that are highly uncertain and cannot be predicted at this time.

Proposed Merger

On December 17, 2024 the Company entered into an agreement and plan of merger and reorganization (the Merger Agreement) with Cara Therapeutics, Inc. (Cara), and CT Convergence Merger Sub, Inc., a wholly-owned subsidiary of Cara (Merger Sub), pursuant to which Merger Sub will merge with and into the Company, with the Company surviving as a wholly-owned subsidiary of Cara (such transaction, the Merger).

Upon completion of the Merger, the business of the Company will continue as the business of the surviving corporation. After the completion of the Merger, Cara will change its corporate name to Tvardi Therapeutics, Inc.

Subject to the terms and conditions of the Merger Agreement, at the effective time of the Merger (the Effective Time):

●	each outstanding share of common stock of Tvardi (including the shares of common stock issuable upon conversion of all shares of preferred stock of Tvardi prior to the Merger), $0.001 par value per share (Tvardi common stock), will be converted into the right to receive a number shares of common stock of Cara, $0.001 par value per share (Cara common stock) in the aggregate, based on a ratio calculated in accordance with the Merger Agreement (the Exchange Ratio); and
●	the outstanding Convertible Notes of Tvardi will be converted into shares of Cara common stock, pursuant to the terms of the Convertible Notes (as defined in Note 8, Convertible Notes).

At the Effective Time, subject to the terms and conditions of the Merger Agreement, Cara will assume outstanding and unexercised options to purchase shares of Tvardi common stock, and in connection with the Merger, they will be converted into options to purchase shares of Cara common stock based on the Exchange Ratio. As of the Effective Time, Cara’s stockholders will continue to own and hold their then existing shares of Cara common stock, which are subject to adjustment for the reverse stock split proposed in connection with the Merger.

The completion of the Merger is subject to customary closing conditions, including, among other things (i) approval by the stockholders of each party of the adoption and approval of the Merger Agreement and the transactions contemplated thereby, (ii) The Nasdaq Stock Market LLC’s approval of the listing of shares of Cara common stock to be issued in connection with the Merger, (iii) the effectiveness of a registration statement filed with the Securities and Exchange Commission (SEC) in connection with the Merger, and (iv) Cara net cash at the Effective Time of at least $18.0 million.

The Merger will be accounted for as an in-substance reverse recapitalization of Cara by Tvardi. The treatment as an in-substance reverse recapitalization is based on the assessment that as a result of, and following, Cara’s discontinuation of its research and development activities, sale of certain of its remaining assets and liabilities in connection to its asset purchase agreement, and settlement of its other remaining operating assets and liabilities, on the closing date of the Merger, Cara is expected to have nominal operations and nominal pre-combination assets. These nominal pre-combination assets are expected to primarily be cash, cash equivalents, and marketable securities. Under this method of accounting, Tvardi will be considered the accounting acquirer for financial reporting purposes.

Liquidity and Going Concern

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.

The Company has incurred net operating losses and negative cash flows from operations since its inception. During the year ended December 31, 2024, the Company incurred a net loss of $29.4 million and used $18.3 million of cash in operating activities. As of December 31, 2024, the Company had an accumulated deficit of $92.2 million.

To date, the Company has no products approved for marketing and sale and it has not yet recorded any revenue from product sales. The Company’s ability to achieve profitability is dependent on its ability to successfully develop its lead compound, conduct clinical trials, obtain regulatory approvals, and support commercialization activities for its product candidates. Any products developed will require approval of the U.S. Food and Drug Administration, or the FDA, or a foreign regulatory authority prior to commercial sale.

Since inception, the Company has relied primarily on sales of redeemable convertible preferred stock and issuance of convertible debt to fund its operations. The Company’s product candidates are still in the early stages of development, and substantial additional financing will be needed by the Company to fund its operations and ongoing research and development efforts prior to the commercialization of its product candidates.

The Company’s cash and cash equivalents of $31.6 million as of December 31, 2024 is not sufficient to fund its planned operations for at least one year from the issuance date of these financial statements, which raises substantial doubt as to the Company’s ability to continue as a going concern.

Significant additional funding is necessary to maintain current operations and to advance the Company’s research and development activities. The Company is seeking to complete a planned reverse merger with Cara, as discussed above, and plans to seek additional funding through subsequent public or private offerings of equity or debt securities and other funding sources. Alternatively, in the event the Company does not complete the reverse merger, the Company plans to seek additional funding through equity offerings or debt financings, credit or loan facilities, strategic alliances and licensing arrangements. The Company’s ability to access capital when and in the amount needed is not assured. As a result, the Company has concluded that management’s plans do not alleviate substantial doubt about the Company’s ability to continue as a going concern.

The accompanying financial statements do not reflect any adjustments relating to the recoverability and reclassifications of assets and liabilities that might be necessary if the Company is unable to continue as a going concern.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America, or GAAP. The accompanying financial statements represent the accounts of the Company. The Company does not maintain ownership in any subsidiaries and therefore does not consolidate any other entities within the presented financial statements.